CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTEREST INCOME:
Loans		$ 8,356,608	$ 8,580,147	$ 8,270,437
Interest-earning deposits		920,487	909,851	773,966
Interest and fees on federal funds sold and securities purchased under resale agreements or similar arrangements		1,679,483	2,787,163	2,415,539
Investment securities:
AFS		385,480	375,810	269,676
HTM		285,863	203,291	185,071
Trading securities		767,769	564,858	397,595
Other investments		40,968	45,016	42,806
TOTAL INTEREST INCOME		12,436,658	13,466,136	12,355,090
INTEREST EXPENSE:
Deposits and other customer accounts		1,880,013	2,059,472	1,544,186
Interest expense on federal funds purchased and securities loaned or sold under repurchase agreements		2,210,270	3,283,107	2,739,050
Interest expense on trading liabilities		150,517	169,583	142,120
Borrowings and other debt obligations		2,242,993	2,376,416	2,054,386
TOTAL INTEREST EXPENSE		6,483,793	7,888,578	6,479,742
NET INTEREST INCOME		5,952,865	5,577,558	5,875,348
Credit loss expense		1,655,924	1,937,119	2,226,438
NET INTEREST INCOME AFTER CREDIT LOSS EXPENSE		4,296,941	3,640,439	3,648,910
NON-INTEREST INCOME:
Consumer and commercial fees		487,095	416,112	349,357
Capital markets and foreign exchange income		494,289	408,768	195,808
Lease income		1,631,032	2,178,597	2,462,990
Miscellaneous income, net	[1]	713,902	376,731	311,655
TOTAL FEES AND OTHER INCOME		3,326,318	3,380,208	3,319,810
Securities gains, net		154,705	224,459	145,039
TOTAL NON-INTEREST INCOME		3,481,023	3,604,667	3,464,849
GENERAL, ADMINISTRATIVE AND OTHER EXPENSES:
Compensation and benefits		2,138,311	2,145,506	2,065,108
Occupancy and equipment expenses		725,848	653,026	667,205
Technology, outside service, and marketing expense		867,340	796,899	729,208
Loan expense		355,169	333,617	356,480
Lease expense		1,312,792	1,708,193	1,925,279
Other expenses		536,973	637,227	583,723
TOTAL GENERAL, ADMINISTRATIVE AND OTHER EXPENSES		5,936,433	6,274,468	6,327,003
Income/(loss) before income taxes		1,841,531	970,638	786,756
Income tax provision / (benefit)		196,373	(106,761)	(146,146)
NET INCOME		$ 1,645,158	$ 1,077,399	$ 932,902

[1]	Includes equity investment income/(expense), net.